UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ];     Amendment Number:
                                                   ---
   This Amendment (Check only one):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard    London, England     May 8, 2012
-------------------    ---------------     -----------
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $19,587 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
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No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
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
                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

CADIZ INC                     COM NEW        127537207    11,469   1,246,651             DEFINED   1         1,246,651
INTEROIL INC                  COM            460951106     6,264     121,850             DEFINED   1           121,850
CADIZ INC                     COM NEW        127537207     1,853     201,467             DEFINED   3,4         201,467
